IMPAIRMENT REVIEW (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
IMPAIRMENT REVIEW
Total impairment loss	₽ 149	₽ 3,775
Russia Convergent
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	19.00%	17.20%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	16.00%	16.00%
Armenia
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	16.90%	17.80%
Terminal growth rate (as a percentage)	0.00%	0.00%
Discount rate applied to cash flow projections (as a percentage)	15.20%	15.20%
Moscow fixed line
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	21.60%	20.60%
Terminal growth rate (as a percentage)	1.00%	1.00%
Discount rate applied to cash flow projections (as a percentage)	14.50%	14.50%
Ukraine
IMPAIRMENT REVIEW
Capital expenditure as a percentage of revenue	18.40%	22.70%
Terminal growth rate (as a percentage)	3.00%	3.00%
Discount rate applied to cash flow projections (as a percentage)	20.80%	20.80%
Turkmenistan
IMPAIRMENT REVIEW
Property, plant and equipment		₽ 3,063
Other intangible assets		141
Total impairment loss		3,204
Recoverable amount	₽ 0	0
NVision Czech Republic
IMPAIRMENT REVIEW
Property, plant and equipment		564
Other intangible assets		7
Total impairment loss		571
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(505)
Reversal of impairment loss recognised in profit or loss, other intangible assets	(2)
Reversal of impairment loss recognised in profit or loss	(507)
Recoverable amount	₽ 1,778	₽ 954
OIBDA margin (as a percentage)		4.20%
Capital expenditure as a percentage of revenue	1.30%	2.50%
Terminal growth rate (as a percentage)	2.00%	2.00%
Discount rate applied to cash flow projections (as a percentage)	8.70%	8.70%
Oblachniy Retail
IMPAIRMENT REVIEW
Impairment (Note 22)	₽ 524
Property, plant and equipment	13
Other intangible assets	140
Total impairment loss	677
Recoverable amount	₽ 765
Capital expenditure as a percentage of revenue	0.90%
Terminal growth rate (as a percentage)	3.00%
Discount rate applied to cash flow projections (as a percentage)	20.10%
Minimum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	42.40%	38.00%
Minimum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	45.00%	40.20%
Minimum | Moscow fixed line
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	56.00%	41.00%
Minimum | Ukraine
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	50.00%	31.40%
Minimum | NVision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	4.90%
Maximum | Russia Convergent
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	42.90%	39.10%
Maximum | Armenia
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	47.40%	41.20%
Maximum | Moscow fixed line
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	59.20%	48.50%
Maximum | Ukraine
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	51.60%	40.60%
Maximum | NVision Czech Republic
IMPAIRMENT REVIEW
OIBDA margin (as a percentage)	5.50%